Intangible assets - Summary (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 161.7	$ 150.1	$ 155.6
Intangible assets with finite useful lives
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	45.9		39.8
Intangible assets with indefinite lives | Brand name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	115.5		115.5
Intangible assets with indefinite lives | Domain name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 0.3		$ 0.3